Trading Property (Details 3)	12 Months Ended
Dec. 31, 2018
Schedule Of Net Realizable Value of the Property [Line Items]
Discount rate	14.38%
Asset Risk [Member]
Schedule Of Net Realizable Value of the Property [Line Items]
Discount rate	7.63%
Description Concentration Risk Benchmark	7.25% Prime Yield - the prime real estate yield as a basis for the computation of the discount rate since this risk reflects investors' sentiment regarding the country risk as well as liquidity/industry risk; and 0.38% Submarket risk - based on relevant transactions recently closed but as well as considering current market sentiment, the respective prime yield was adjusted, for each asset class planned to be developed on the site. The overall estimated transaction yield is resulting from the weighted average, for each asset class, between the expected GLA and its respective transaction yield.
Approval Risk [Member]
Schedule Of Net Realizable Value of the Property [Line Items]
Discount rate	0.00%
Description Concentration Risk Benchmark	The assessment assumed that all authorizations will be obtained therefore no risk was considered in this respect.
Project Risk [Member]
Schedule Of Net Realizable Value of the Property [Line Items]
Discount rate	1.75%
Description Concentration Risk Benchmark	Considering the legal specificities of the transaction (PPP legal framework), the potential delays in obtaining all authorizations/approvals as well as the potential findings during the due diligence phase, a component of construction risk as well inherent to a development project - it was assumed an overall project risk of 1.75
Counterparty Risk [Member]
Schedule Of Net Realizable Value of the Property [Line Items]
Discount rate	5.00%
Description Concentration Risk Benchmark	Considering the macroeconomic instability, the end of the ECB's quantitative easing, the recent widening spread, the forecasted interest rate growth as well as local financing conditions, an estimated of 5% counterparty risk for this transaction.